UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2005

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 NLI International Inc.
Address:              1251 Avenue of the Americas, Suite 5210
                      New York, NY  10020-1198


Form 13F File Number: 28-3430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Takahiro Yamasaki
Title:                President
Phone:                (212) 403-3400

Signature, Place, and Date of Signing:

/s/ Takahiro Yamasaki               New York, NY                   7/28/05
    [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     59

Form 13F Information Table Value Total:     347,644
                                            (thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

                                       FORM 13F INFORMATION TABLE
                              NAME OF REPORTING MANAGER: NLI INTERNATIONAL INC.
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

  Item   1                     Item 2         Item 3     Item 4           Item 5         Item 6        Item 7        Item 8

                                                                                                                     Voting
  Name of                     Title of        CUSIP      Value       Amount and Type     Investment    Other        Authority
  Issuer                       Class          Number    ($1,000)       of Security       Discretion   Managers      (Shares)

                                                                    Shares or
                                                                    Principal SH/ PUT/
                                                                     Amount   PRN CALL                          Sole    Shared  None

BEST BUY INC.                   COM          086516101    3,736      54,500    SH           Sole                54,500
BRUNSWICK CORP                  COM          117043109    3,795      87,600    SH           Sole                87,600
CARNIVAL CORP COMM PAIRED STK   PAIRED CTF   143658300    5,711     104,700    SH           Sole               104,700
COACH INC                       COM          189754104    3,263      97,200    SH           Sole                97,200
COMCAST CORPORATION CL A        CL A         20030N101    2,067      67,400    SH           Sole                67,400
EBAY INC                        COM          278642103    4,727     143,200    SH           Sole               143,200
HOME DEPOT                      COM          437076102    6,465     166,200    SH           Sole               166,200
JOHNSON CONTROLS INC.           COM          478366107    1,955      34,700    SH           Sole                34,700
KOHLS CORP                      COM          500255104    3,534      63,200    SH           Sole                63,200
TIME WARNER INC                 COM          887317105    4,196     251,100    SH           Sole               251,100
AVON PRODUCTS                   COM          054303102    3,236      85,500    SH           Sole                85,500
CVS CORPORATION                 COM          126650100   10,201     350,900    SH           Sole               350,900
MC CORMICK & CO INC NON VOTING  COM          579780206    2,765      84,600    SH           Sole                84,600
PEPSICO INC                     COM          713448108    8,553     158,600    SH           Sole               158,600
PROCTER & GAMBLE                COM          742718109    8,345     158,200    SH           Sole               158,200
WAL-MART STORES INC             COM          931142103    6,146     127,500    SH           Sole               127,500
DEVON ENERGY CORP               COM          25179M103   11,950     235,800    SH           Sole               235,800
EXXON MOBIL CORP                COM          30231G102   19,735     343,400    SH           Sole               343,400
AMBAC FINANCIAL GROUP           COM          023139108    5,260      75,400    SH           Sole                75,400
AMERICAN INTERNATIONAL GROUP    COM          026874107    7,187     123,700    SH           Sole               123,700
BANK OF AMERICA CORP            COM          060505104    9,934     217,800    SH           Sole               217,800
CAPITAL ONE FINANCIAL CORP      COM          14040H105    7,937      99,200    SH           Sole                99,200
CITIGROUP                       COM          172967101    9,389     203,100    SH           Sole               203,100
FRANKLIN RESOURCES INC          COM          354613101    8,822     114,600    SH           Sole               114,600
GOLDMAN SACHS GROUP             COM          38141G104    3,173      31,100    SH           Sole                31,100
JP MORGAN CHASE & COMPANY       COM          46625H100    5,725     162,100    SH           Sole               162,100
MERRILL LYNCH & CO              COM          590188108    4,736      86,100    SH           Sole                86,100
MOODYS CORPORATION              COM          615369105    1,088      24,200    SH           Sole                24,200
WELLS FARGO & COMPANY           COM          949746101    5,438      88,300    SH           Sole                88,300
AMGEN INC.                      COM          031162100    5,496      90,900    SH           Sole                90,900
JOHNSON & JOHNSON               COM          478160104   10,433     160,500    SH           Sole               160,500
LILLY /ELI/ & CO.               COM          532457108    4,479      80,400    SH           Sole                80,400
MEDTRONIC INC                   COM          585055106    2,066      39,900    SH           Sole                39,900
PERKINELMER INC                 COM          714046109    1,682      89,000    SH           Sole                89,000
PFIZER INC                      COM          717081103   10,103     366,300    SH           Sole               366,300
WELLPOINT INC                   COM          94973V107    9,304     133,600    SH           Sole               133,600
ZIMMER HOLDINGS INC             COM          98956P102    5,279      69,300    SH           Sole                69,300
FEDEX CORP                      COM          31428X106    3,176      39,200    SH           Sole                39,200
GENERAL ELECTRIC                COM          369604103   13,631     393,400    SH           Sole               393,400
L 3 COMMUNICATIONS HLDG CORP    COM          502424104    5,567      72,700    SH           Sole                72,700
PAGE TOTAL:                                             250,284

MASCO CORP                      COM          574599106    3,119      98,200    SH           Sole                98,200
PITNEY BOWES                    COM          724479100    3,780      86,800    SH           Sole                86,800
TYCO INTERNATIONAL LTD REGD SH  COM          902124106    8,509     291,400    SH           Sole               291,400
AFFILIATED COMPUTER SVCS        COM          008190100    2,637      51,600    SH           Sole                51,600
CISCO SYSTEMS INC               COM          17275R102    7,659     401,400    SH           Sole               401,400
DELL INC                        COM          24702R101    4,506     114,200    SH           Sole               114,200
INTEL CORP                      COM          458140100    4,668     179,400    SH           Sole               179,400
INTL BUSINESS MACHINES          COM          459200101    5,721      77,100    SH           Sole                77,100
INTUIT                          COM          461202103    3,550      78,700    SH           Sole                78,700
MAXIM INTERGRATED PRODS INC     COM          57772K101    5,454     142,700    SH           Sole               142,700
MICROSOFT CORP                  COM          594918104   11,580     466,200    SH           Sole               466,200
MOTOROLA INC                    COM          620076109    5,047     276,400    SH           Sole               276,400
QUALCOMM INC                    COM          747525103    4,212     127,600    SH           Sole               127,600
ALCOA INC                       COM          013817101    3,232     123,700    SH           Sole               123,700
DOW CHEMICAL                    COM          260543103    3,028      68,000    SH           Sole                68,000
SBC COMMUNICATIONS INC          COM          78387G103    3,957     166,600    SH           Sole               166,600
VERIZON COMMUNICATIONS          COM          92343V104    6,609     191,300    SH           Sole               191,300
DOMINION RESOURCES INC          COM          25746U109    4,594      62,600    SH           Sole                62,600
EXELON CORPORATION              COM          30161N101    5,497     107,100    SH           Sole               107,100
PAGE TOTAL:                                              97,360
GRAND TOTAL:                                            347,644

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